NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	1 Months Ended
Oct. 31, 2009
Sparrowtech, Inc. [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Merger description of Sparrowtech, Inc	In October 2009, in a 30 for 1 exchange, the Company merged with Sparrowtech, Inc. for the purpose of exploration and development of commercially viable mining properties.